19. Borrowing and financing (Tables)	12 Months Ended
Dec. 31, 2018
Borrowing And Financing Tables Abstract
Schedule of appropriation of financial expenses
Description	Currency	Charges	Maturity	2018	2017
BNDES (1)	URTJLP	TJLP to TJLP + 3.62%p.a.	Dec/19 to Jul/22	578,312	1,945,140
BNDES (1)	UM143	SELIC + 2.52% p.a.	Jul/22	489,421	1,911,383
BNDES (PSI) (1)	R$	2.50% to 4.50% p.a.	Dec/19 to Jan/21	56,804	263,972
KFW (2)	USD	Libor 6M+ 1.35% p.a.	Apr/19	43,420	110,937
KFW Finnvera (2)	USD	Libor 6M+ 0.75% p.a.	Dec/25	378,595	260,522
Cisco Capital (3)	USD	1.80% to 2.50% p.a.	Nov/19 to Dec/20	116,465	198,990
Total				1,663,017	4,690,944
Current				(698,728)	(1,351,860)
Non-Current				964,289	3,339,084

Guarantees:

(1)	Guaranteed by the holding company TIM Participações and collateral of some receivables of the subsidiary.
(2)	Guaranteed by the holding company TIM Participações.
(3)	No guarantee.

Schedule of credit facilities
Type	Currency	Date of opening	Term	Total amount	Undrawn balance	Amount used as at December 31, 2018
BNDES (1)	TJLP	May/18	Dec/18	1,090,000	1,090,000	-
BNDES (2)	TJLP	May/18	Dec/19	20,000	20,000	-
BNDES	TJLP	May/18	Dec/19	390,000	390,000	-
Total R$				1,500,000	1,500,000	-

Purpose:

(1)	Support for the TIM investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of Brazilian equipment.
(2)	Investment in social projects involving the community.
(3)	Investment solely toward the purchase of machinery and equipment, industrial systems and/or other components manufactured in the country.

Schedule of long term portions of borrowing and financing

The long-term portions of borrowing and financing on December 31, 2018 mature as follows:

2020	343,598
2021	293,899
2022	198,625
2023	32,111
2024	75,602
2025	20,454
964,289

The table below includes the schedule of nominal values of borrowing and financing estimated until the termination of the agreements.

Nominal Value

2019	787,188
2020	396,786
2021	323,482
2022	206,944
2023	34,577
2024	76,614
2025	20,569
1,846,160